Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 466	$ 472	$ 466	$ 482
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	(9)	(6)	(9)	(16)
Fair value at the end of the period	457	466	457	466
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	33	31	32	31
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	0	1	1	1
Fair value at the end of the period	$ 33	$ 32	$ 33	$ 32